Net Loss Per Share Attributable to Common Stockholders (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	1,888,999	16,394,728	16,128,869	16,409,570	14,288,994
Numerator:
Net loss	$ (5,790)	$ (1,721)	$ (10,780)	$ (11,592)	$ (9,939)
Accretion of redeemable convertible preferred stock				(22)	(81)
Preferred stock deemed dividend				(762)
Net loss attributable to common stockholders	$ (5,790)	$ (1,721)	$ (10,780)	$ (12,376)	$ (10,020)
Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	5,904,000	1,991,000	2,101,000	1,869,000	1,444,000
Net loss per common share, basic and diluted (in dollars per share)	$ (0.98)	$ (0.86)	$ (5.13)	$ (6.62)	$ (6.94)
Redeemable convertible preferred stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)		14,335,869	14,335,869	14,335,869	12,933,618
Options to purchase | Common stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	1,621,755	1,865,031	1,597,354	1,872,091	1,145,038
Warrants to purchase | Common stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	137,646	48,400	48,400	48,400	26,000
Warrants to purchase | Redeemable convertible preferred stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)		137,646	137,646	137,646	137,646
Restricted common stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	9,600	7,782	9,600	15,564	46,692
Restricted Stock Units
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	119,998